Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities - Schedule of Reconciliation of Loss after Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Reconciliation of Loss after Income Tax [Abstract]
Loss after income tax expense for the year	$ (23,724,950)	$ (8,010,358)		$ (4,565,754)
Adjustments for:
Depreciation and amortisation	248,980	245,859	[1]	273,174	[1]
Share-based payments	5,860,976	610,395		610,303
Net loss on fair value movement of warrants	6,823,879	4,251,756		330,209
Loss on fair value changes for exercised warrants	6,219,517
Foreign exchange differences	956,353	(221,499)	[1]	(436,667)	[1]
Lease interest	9,296	27,052		14,734
Change in operating assets and liabilities:
Decrease (increase) in trade and other receivables	601,175	28,353		(414,838)
Decrease (increase) in inventories	152,837	41,897		(365,039)
Increase (decrease) in trade and other payables	925,943	(186,365)		327,053
Increase (decrease) in employee benefits	33,530	(1,547)		63,812
Increase (decrease) in Government liabilities	(11,044)	7,908		426
Net cash used in operating activities	$ (1,903,508)	$ (3,206,549)		$ (4,162,587)

[1]	Reclassed